Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Feb. 29, 2016 CAD
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	CAD 954,433
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	3.04
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	CAD 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	CAD (30,864)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	2.64
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	CAD 923,569
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	3.06
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	CAD 0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	CAD (36,249)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	5.12
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	CAD (28,553)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	2.52
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	CAD (2,000)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	6.20
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	CAD 856,767
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	2.98
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	CAD 25,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	3.69
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	CAD (1,767)
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	5.35
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	CAD 880,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	2.99
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	CAD 880,000
Shareholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	2.99